Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation – The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to these rules and regulations. These condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes related thereto for the year ended December 31, 2014, included in our Form 10-K filed with the SEC. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the Company’s financial position and the results of its operations and cash flows. The results of operations for such interim periods are not necessarily indicative of the results to be expected for the full year.

Basis of Presentation. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Consolidation, Policy [Policy Text Block]

Basis of Consolidation – The condensed consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Principles of Consolidation.  The consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates – Preparing condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Use of Estimates.  Preparing financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents.  The Company considers all highly liquid debt investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents. Cash and cash equivalents that are restricted as to withdrawal or usage under the terms of contractual agreements, if any, are recorded as restricted cash.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currencies – Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s statement of operations. The Company has no subsidiaries for which the local currency is the functional currency.

Foreign Currencies.  Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Translation adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s consolidated statements of operations.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Change in Fair Value of Derivatives – The Company recognizes (or recognized until the time of their settlement) its warrants with certain cash settlement provisions or with certain anti-dilution protection as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of those warrants for which no anti-dilution adjustment is projected prior to the expiration date using the Black-Scholes valuation model, and all other derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Fair Value of Financial Instruments.  The carrying amounts of accounts receivable and accounts payable approximate fair value due to the short-term maturities of these instruments. See also the Company’s accounting policy for “Change in Fair Value of Derivatives.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk.  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Luxembourg are similarly guaranteed. The Company’s total deposits at commercial banks usually exceed the balances insured. The Company generally requires no collateral from its customers.

Receivables, Policy [Policy Text Block]

Accounts Receivable – An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Accounts Receivable.  An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]

Inventory – Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures and records provisions as needed.

Inventory.  Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures and records provisions as needed.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Long-lived Intangible Assets – Goodwill is tested for impairment on an annual basis in the fourth quarter and between annual tests if events occur or circumstances indicate that the carrying amount of goodwill may not be recoverable. Impairment losses, if any, are recorded in the statement of operations as “impairment of goodwill” within operating expenses.

Long-lived intangibles are carried at cost less accumulated amortization and are subject to review for impairment when events or circumstances indicate that the carrying value may not be recoverable. Amortization is recognized over the estimated useful life of the respective asset on a straight-line basis except for customer lists, which are amortized in proportion to the present value of projected cash flows within their estimated useful lives, since this methodology more closely reflects the pattern in which economic benefits are derived.

Goodwill and Other Intangible Assets. Goodwill is tested for impairment on an annual basis in the fourth quarter and between annual tests if events occur or circumstances indicate that the carrying amount of goodwill may not be recoverable. Impairment losses, if any, are recorded in the Statement of Operations as “Impairment of goodwill.”

Long-lived intangibles are carried at cost less accumulated amortization and are subject to review for impairment when events or circumstances indicate that the carrying value may not be recoverable (See also the Company’s accounting policy for “Impairment of Long-Lived Assets.”) Amortization is recognized over the estimated useful life of the respective asset on a straight-line basis except for customer lists, which are amortized in proportion to the present value of projected cash flows within their estimated useful lives, since this methodology more closely reflects the pattern in which economic benefits are derived.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment.  Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Advertising Costs, Policy [Policy Text Block]		Advertising Costs. Advertising costs of nil were expensed as incurred in the years ended December 31, 2014 and 2013.
Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs.  Costs incurred in connection with the issuance of debt are capitalized and amortized as interest expense using the effective interest method. The unamortized amounts are included in other assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets.  The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long-lived assets may warrant revision or that the remaining balance of long-lived assets may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted future cash flows over the remaining life of the long-lived assets in measuring whether they are recoverable. If the estimated undiscounted future cash flows do not exceed the carrying value of the asset, a loss is recorded as the excess of the asset’s carrying value over its fair value. No assets were determined to be impaired in 2014 and 2013.

Income Tax, Policy [Policy Text Block]
Income Taxes.  Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Accounting for deferred tax represents the best estimate of the likely future tax consequences of events that have been recognized in the Company’s consolidated financial statements and tax returns and their future probability. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets where it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Governmental Subsidies, Policy [Policy Text Block]

Governmental Subsidies – Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized no governmental subsidies in the three months ended June 30, 2015, the balance of available matching funds having been fully used by March 31, 2015, and $108,000 in the three months ended June 30, 2014. The Company recognized governmental subsidies of $164,000 and $173,000 in the six months ended June 30, 2015 and 2014, respectively, which were offset against operating expenses in the statement of operations.

Governmental Subsidies.  Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized governmental subsidies of $559,442 and $311,079 in the years ended December 31, 2014 and 2013, respectively, which were offset against operating expenses in the statement of operations.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition – The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonably assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to the Company’s customers. This generally occurs when the Company’s products are shipped from its facility as title has passed. Revenue is recorded net of estimated cash discounts. The Company estimates and accrues an allowance for sales returns at the time the product is sold. To date, sales returns have not been material.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Revenue Recognition.  The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonably assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to the Company’s customers (individual customers and distributors). This generally occurs when the Company’s products are shipped from its facility as title has passed. Revenue is recorded net of estimated cash discounts. The Company estimates and accrues an allowance for sales returns at the time the product is sold. To date, sales returns have not been material. Distributors have a fourteen day inspection period however this period is not an acceptance provision that purports to be a trial or evaluation purpose, is not an acceptance provision that grants a right of return or exchange on the basis of subjective matters, and is not an acceptance provision based on customer-specific objective criteria. The fourteen day inspection period is an acceptance provision that is based on seller-specified objective criteria.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation – The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Stock-Based Compensation.  The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and the fair value of restricted stock is based on the Company’s closing share price on the measurement date.

Standard Product Warranty, Policy [Policy Text Block]

Warranty Reserve – The Company’s standard warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Warranty Reserve.  The Company’s standard warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Research and Development Expense, Policy [Policy Text Block]		Research and Development. Research and development costs are charged to operations as incurred.
Comprehensive Income, Policy [Policy Text Block]		Other Comprehensive Income. Other comprehensive income has arisen solely due to the cumulative translation adjustments ensuing from the Company’s accounting policy for foreign currencies.
Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) Per Share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Net Income (Loss) Per Share.  Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Reclassification, Policy [Policy Text Block]		Reclassification. Certain reclassifications have been made to prior periods’ data to conform to the current presentation. These reclassifications had no effect on reported net losses.
New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-9, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-9”). ASU 2014-9 will replace most of the existing revenue recognition guidance within U.S. GAAP. The core principle of this guidance is that an entity should recognize revenue for the transfer of goods or services to customers in an amount that it expects to be entitled to receive for those goods or services. In doing so, companies will be required to make certain judgments and estimates, including identifying contract performance obligations, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price among separate performance obligations. Further, ASU 2014-9 will require companies to make additional disclosures. ASU 2014-9 is effective for annual periods beginning after December 15, 2016, and interim periods within those years, and will become effective for the Company beginning on January 1, 2017, with early adoption not permitted. In April 2015, the FASB voted to permit deferral of the effective date by one year, so the Company may delay adopting the standard until January 1, 2018. ASU 2014-9 allows for two methods of adoption, a full retrospective method or a modified retrospective approach with the cumulative effect recognized at the date of initial application. The Company is in the process of determining both the timing and the method of adoption and its impact on the Company’s consolidated financial condition and results of operations.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements – Going Concern (Topic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15 will add guidance to U.S. GAAP that is presently available only in auditing standards, and provide clarification of such guidance. Further, an assessment of going concern will be required at each interim reporting period (in addition to the existing auditing guideline of an annual assessment), and will require a look-forward period of one year from the date of issuance (as opposed to the existing auditing guideline of one year from the balance sheet date). ASU 2014-15 is effective for annual periods ending after December 15, 2016, with early adoption permitted, and will become effective for the Company for the year ending December 31, 2016, and for each interim period thereafter. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

In April 2015, the FASB issued ASU 2015-3, “Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-3”). ASU 2015-3 requires issuance costs related to a recognized debt liability to be presented in the balance sheet as an offset against the recorded liability, similar to debt discounts. Such issuance costs were previously recorded as assets. The recognition and measurement guidance for debt issuance costs are unchanged. ASU 2015-3 is effective for annual periods beginning after December 15, 2015, and interim periods within those years, with early adoption permitted. The Company adopted this standard effective January 1, 2015 and, since it has no debt issuance costs recorded for any period that will presented after that date, its adoption has no impact on the Company’s consolidated financial condition or results of operations.

In July 2015, the FASB issued ASU 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory” (“ASU 2015-11”). ASU 2015-11 requires inventory that is recorded using the first-in, first-out (FIFO) or average cost method to be measured at the lower of cost and net realizable value (defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation), as opposed to the existing requirement to measure such inventory at the lower of cost and market value. ASU 2015-11 is effective for annual periods beginning after December 15, 2016, and interim periods within those years, with early adoption permitted. The Company is adopting this standard effective July 1, 2015, and its adoption will not have a significant impact on the Company’s consolidated financial condition or results of operations.

Recent Accounting Pronouncements.

In April 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (“ASU 2014-08”). ASU 2014-08 clarifies the circumstances under which discontinued operations should be reported and increases the disclosure requirements. ASU 2014-08 is effective for annual periods beginning after December 15, 2014, and interim periods within those years, and became effective for the Company on January 1, 2015. The adoption of this standard did not have a material impact on the Company’s consolidated financial condition or results of operations.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 will replace most of the existing revenue recognition guidance within U.S. GAAP. The core principle of this guidance is that an entity should recognize revenue for the transfer of goods or services to customers in an amount that it expects to be entitled to receive for those goods or services. In doing so, companies will be required to make certain judgments and estimates, including identifying contract performance obligations, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price among separate performance obligations. Further, ASU 2014-09 will require companies to make additional disclosures. ASU 2014-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those years, and will become effective for the Company beginning on January 1, 2017, with early adoption not permitted. ASU 2014-09 allows for two methods of adoption, a full retrospective method or a modified retrospective approach with the cumulative effect recognized at the date of initial application. The Company is in the process of determining the method of adoption and its impact on the Company’s consolidated financial condition and results of operations.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements – Going Concern (Topic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 201415 will add guidance to U.S. GAAP that is presently available only in auditing standards, and provide clarification of such guidance. Further, an assessment of going concern will be required at each interim reporting period (in addition to the existing auditing guideline of an annual assessment), and will require a look-forward period of one year from the date of issuance (as opposed to the existing auditing guideline of one year from the balance sheet date). ASU 2014-15 is effective for annual periods ending after December 15, 2016, with early adoption permitted, and will become effective for the Company for the year ending December 31, 2016, and for each interim period thereafter. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

In January 2015, the FASB issued ASU 2015-01, “Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items” (“ASU 2015-01”). Under ASU 2015-01, items which are both unusual in nature and infrequent in occurrence will be reported as a separate line item in the Statement of Operations in accordance with the guidance that is already in place for unusual items (those items that are either unusual in nature or infrequent in occurrence). ASU 2015-01 is effective for annual periods beginning after December 15, 2015, with early adoption permitted. The Company has adopted this standard effective January 1, 2014, and its adoption had no impact on the Company’s consolidated financial condition or results of operations.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”). Under ASU 2015-02, the guidelines for determining whether certain legal entities should be consolidated will be amended. ASU 2015-02 is effective for annual periods beginning after December 15, 2015, and interim periods within those years, with early adoption permitted. The Company has adopted this standard effective January 1, 2014, and its adoption had no impact on the Company’s consolidated financial condition or results of operations.

Derivative [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Fair Value of Financial Instruments, Policy [Policy Text Block]
Change in Fair Value of Derivatives.  The Company recognizes (or recognized until the time of their settlement) its warrants with certain cash settlement provisions or with certain anti-dilution protection, the redemption option of the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of those warrants for which no anti-dilution adjustment is projected prior to the expiration date using the Black-Scholes valuation model, and all other derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.